(Loss)/gain on disposals - Sale of West Polaris, Seamex Limited, Sale of West Auriga, and Sale of West Vela (Details)	Dec. 31, 2016	Dec. 31, 2015	Jun. 19, 2015	Mar. 10, 2015	Mar. 09, 2015	Dec. 31, 2014	Nov. 04, 2014	Jul. 21, 2014	Mar. 21, 2014
Seadrill Operating LP
Significant Acquisitions and Disposals [Line Items]
Ownership interest (as percent)			42.00%					42.00%
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Ownership interest (as percent)	50.00%	50.00%		50.00%	100.00%	0.00%
Third party ownership interest (as percent)	50.00%			50.00%
Seadrill Capricorn Holdings LLC
Significant Acquisitions and Disposals [Line Items]
Ownership interest (as percent)							49.00%		49.00%